SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and Going Concern (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Income (loss)	¥ 62,669	$ 8,728	¥ 2,325	¥ (127,081)
Working Capital Deficit	171,678		211,325
Accumulated deficit	¥ (601,566)		¥ (656,898)		$ (83,786)